Note 17 - Segment and Related Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
17.	SEGMENT AND RELATED INFORMATION

In accordance with current accounting standards regarding disclosures about segments of an enterprise and related information, we have identified the following reportable segments: Canadian, Australian and U.S., which represent our strategic focus on work force accommodations.

Financial information by business segment for each of the three years ended December 31, 2014, 2013 and 2012 is summarized in the following table (in thousands):

	Total Revenues	Less: Intersegment Revenues	Revenues from unaffiliated customers	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2014
Canada	$661,721	$(305)	$661,416	$91,893	$106,580	$218,620	$1,024,990
Australia	213,279	--	213,279	62,924	(155,851)	24,907	669,789
United States	123,328	(55,132)	68,196	20,281	(86,959)	10,901	135,681
Corporate, stand-alone adjustments and eliminations	(55,437)	55,437	--	(128)	(6,661)	(3,270)	(1,299)
Total	$942,891	$--	$942,891	$174,970	$(142,891)	$251,158	$1,829,161

2013
Canada	$714,136	$(3,598)	$710,538	$85,180	$190,470	$155,556	$993,729
Australia	255,457	--	255,457	64,691	75,197	75,935	894,227
United States	91,311	(16,202)	75,109	17,488	(3,320)	61,989	234,049
Corporate, stand-alone adjustments and eliminations	(19,800)	19,800	--	(146)	(2,891)	(1,786)	1,232
Total	$1,041,104	$--	$1,041,104	$167,213	$259,456	$291,694	$2,123,237

2012
Canada	$733,894	$(16,734)	$717,160	$71,203	$226,403	$106,835	$954,295
Australia	276,249	(35)	276,214	55,443	99,213	145,766	992,665
United States	115,611	(110)	115,501	12,402	31,358	63,184	178,229
Corporate, stand-alone adjustments and eliminations	(16,879)	16,879	--	(1)	(4,045)	(1,738)	7,736
Total	$1,108,875	$--	$1,108,875	$139,047	$352,929	$314,047	$2,132,925

Financial information by geographic segment for each of the three years ended December 31, 2014, 2013 and 2012, is summarized below (in thousands). Revenues in the U.S. include export sales. Revenues are attributable to countries based on the location of the entity selling the products or performing the services. Long-lived assets are attributable to countries based on the physical location of the entity and its operating assets and do not include intercompany balances.

	Canada	Australia	U.S. and Other	Total
2014
Revenues from unaffiliated customers	$661,416	$213,279	$68,196	$942,891
Long-lived assets	746,983	519,777	96,120	1,362,880

2013
Revenues from unaffiliated customers	$710,538	$255,457	$75,109	$1,041,104
Long-lived assets	664,466	810,645	198,594	1,673,705

2012
Revenues from unaffiliated customers	$717,160	$276,214	$115,501	$1,108,875
Long-lived assets	634,616	932,155	158,729	1,725,500

Imperial Oil accounted for more than 10% of our revenues in the years ended December 31, 2014, 2013 and 2012. BHP Billiton Mitsubishi Alliance accounted for more than 10% of our revenues in the year ended December 31, 2013.